Bank Loans (Schedule Of Composition Of Long-term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Bank Loans [Abstract]
Total long-term loans	$ 4,389	$ 7,337
Less - current maturities	2,165	3,311
Long-term bank loans, net of current maturities	$ 2,224	$ 4,026